Bank Borrowings - Borrowing detail by currency - (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Borrowings [abstract]
Non-current amount drawn down	$ 0	$ 179,473
Current amount drawn down	1,003	241,818
Total	1,003	421,291
Euros
Borrowings [abstract]
Non-current amount drawn down		54,458
Current amount drawn down		179,900
Total		234,358
US Dollars
Borrowings [abstract]
Non-current amount drawn down		125,015
Current amount drawn down	992	32,283
Total	992	157,298
Currency other than Euro and USD
Borrowings [abstract]
Current amount drawn down	11	29,635
Total	$ 11	$ 29,635